POST-EMPLOYMENT BENEFIT - Schedule of Amounts Recognized In The Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BENEFITS TO EMPLOYEES
Post-employment benefit	R$ 303,832	R$ 289,840
Post-employment benefit	3,276,459	3,416,381
Post-employment benefit obligations
BENEFITS TO EMPLOYEES
Net defined benefit liability	3,580,291	3,706,221
Post-employment benefit	303,832	289,840
Post-employment benefit	3,276,459	3,416,381
Post-employment benefit obligations | Social security plan benefits
BENEFITS TO EMPLOYEES
Net defined benefit liability	3,485,357	3,531,505
Post-employment benefit obligations | Health and life insurance plans
BENEFITS TO EMPLOYEES
Net defined benefit liability	R$ 94,934	R$ 174,716